Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 252	$ 746
Stock-based compensation	3,475	3,477
Accruals and reserves	15,463	6,973
Gross deferred tax assets	19,190	11,196
Valuation allowance	0	(204)
Total deferred tax assets	19,190	10,992
Deferred tax liabilities:
Depreciation and amortization	(3,063)	(1,998)
Intangible assets	(550)	(1,214)
Total deferred tax liabilities	(3,613)	(3,212)
Net deferred tax assets	$ 15,577	$ 7,780